SAFE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SAFE LIABILITIES
SAFE LIABILITIES
12.	SAFE LIABILITIES

In April 2025, the Company issued SAFEs for gross proceeds of $1,500,000. The SAFEs bear no interest and was scheduled to expire and terminate on March 1, 2026 if no conversion event had occurred by that date. On March 9, 2026, the Company and the SAFE holder executed an amendment extending the expiration date to June 30, 2026. No other terms of the SAFE were modified.

In August and December 2025, the Company issued SAFEs for aggregate gross proceeds of $3,200,000. The August 2025 SAFE bears no interest and was scheduled to expire and terminate on March 1, 2026 if no conversion event had occurred by that date. On March 9, 2026, the Company and the SAFE holder executed an amendment extending the expiration date of the August 2025 SAFE to June 30, 2026. No other terms of the August 2025 SAFE were modified. The December 2025 SAFEs, which were amended on April 1, 2026, bear no interest and are scheduled to expire and terminate on May 30, 2026 if no conversion event has occurred by that date.

Upon a qualified equity financing occurring prior to June 30, 2026, the April and August 2025 SAFEs will automatically convert into the number of shares of the series of preferred stock issued in such financing determined by dividing the investment amount by the lower of (i) 74% of the price per share paid by other investors in the financing (a 26% discount) or (ii) the price per share implied by a $90,000,000 pre-money valuation cap for the April 2025 SAFE and $125,000,000 pre-money valuation cap for the August and December 2025 SAFEs. The SAFEs also contain customary provisions for mandatory conversion upon a qualified equity event, liquidity event, or dissolution event prior to the expiration date. Repayment of the SAFEs in an amount equal to the purchase amount is required upon a dissolution event. The investor can also opt for repayment upon termination of the agreement.

The Company’s SAFEs are classified as liabilities, as they fail equity classification per ASC 815-40 due to the possibility that repayment of the purchase amount may be required or may be elected upon dissolution of the Company or termination of the agreement. In addition, the conversion features provide for a variable number of shares based on the lower of a discount to the price per share in a future financing or a valuation cap, and therefore the instruments do not qualify for equity classification under ASC 815-40. The SAFEs are re-measured to fair value at each reporting date, with changes in fair value recognized in earnings. See Note 2, Summary of Significant Accounting Policies — Fair Value Measurements, for additional detail regarding the Company’s fair value hierarchy classification and the valuation techniques and significant unobservable inputs used to measure the SAFE liabilities.

The shares of a series of Preferred Stock issued to the SAFE investor in an equity financing, will have the identical rights, privileges, preferences and restrictions as the shares of other issued Preferred Stock, other than with respect to: (i) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection, which will equal the conversion price; and (ii) the basis for any dividend rights, which will be based on the conversion price.

See Note 16 Subsequent Events for discussion of conversion of SAFEs in the subsequent event period.

10.SAFE LIABILITIES

In April 2025, the Company issued a SAFE for gross proceeds of $1,500,000. The SAFE bears no interest and was scheduled to expire and terminate on March 1, 2026 if no conversion event had occurred by that date. On March 9, 2026, the Company and the SAFE holder executed an amendment extending the expiration date to June 30, 2026. No other terms of the SAFE were modified.

In August and December 2025, the Company issued SAFEs for aggregate gross proceeds of $3,200,000. The August 2025 SAFE bears no interest and was scheduled to expire and terminate on March 1, 2026 if no conversion event had occurred by that date. On March 9, 2026, the Company and the SAFE holder executed an amendment extending the expiration date of the August 2025 SAFE to June 30, 2026. No other terms of the August 2025 SAFE were modified. The December 2025 SAFEs, which were amended on April 1, 2026, bear no interest and are scheduled to expire and terminate on May 30, 2026 if no conversion event has occurred by that date.

Upon a qualified equity financing occurring prior to June 30, 2026, the April and August 2025 SAFEs will automatically convert into the number of shares of the series of preferred stock issued in such financing determined by dividing the investment amount by the lower of (i) 74% of the price per share paid by other investors in the financing (a 26% discount) or (ii) the price per share implied by a $90,000,000 pre-money valuation cap for the April 2025 SAFE and $125,000,000 pre-money valuation cap for the August and December 2025 SAFEs. The SAFEs also contain customary provisions for mandatory conversion upon a qualified equity event, liquidity event, or dissolution event prior to the expiration date. Repayment of the SAFEs in an amount equal to the purchase amount is required upon a dissolution event. The investor can also opt for repayment upon termination of the agreement.

10.SAFE LIABILITIES (continued)

The Company’s SAFEs are classified as liabilities, as they fail equity classification per ASC 815-40 due to the possibility that repayment of the purchase amount may be required or may be elected upon dissolution of the Company or termination of the agreement. In addition, the conversion features provide for a variable number of shares based on the lower of a discount to the price per share in a future financing or a valuation cap, and therefore the instruments do not qualify for equity classification under ASC 815-40. The SAFEs are re-measured to fair value at each reporting date, with changes in fair value recognized in earnings. See Note 2, Summary of Significant Accounting Policies — Fair Value Measurements, for additional detail regarding the Company’s fair value hierarchy classification and the valuation techniques and significant unobservable inputs used to measure the SAFE liabilities. The total fair value of the SAFEs upon issuance was $6,018,000 and the total fair value of the SAFEs as of December 31, 2025 was $6,887,000. For the year ended December 31, 2025, the Company recorded a loss of $2,187,000 related to the change in fair value of SAFEs. See Note 2, Summary of Significant Accounting Policies — Fair Value Measurements, for additional information regarding the valuation methodology and significant assumptions used in estimating fair value.

The shares of a series of Preferred Stock issued to the SAFE Investor in an equity financing will have identical rights, privileges, preferences and restrictions as the shares of Standard Preferred Stock, other than with respect to: (i) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection, which will equal the Conversion Price; and (ii) the basis for any dividend rights, which will be based on the Conversion Price.

The following defines events that trigger conversion or repayment of the SAFEs:

“Qualified Equity Financing” means a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells Preferred Stock at a fixed pre-money valuation resulting in at least $5,000,000 of aggregate gross proceeds, excluding conversion of (A) this instrument, (B) all other outstanding SAFEs issued by the Company, and (C) outstanding convertible promissory notes issued by the Company. “Liquidity Event” means (i) a “Deemed Liquidation Event” as such term is defined in the Restated Certificate, (ii) a Sale of the Company, as defined in the Voting Agreement, (iii) a Direct Listing or (iv) an Initial Public Offering. “Dissolution Event” means (i) a voluntary termination of operations, (ii) a general assignment for the benefit of the Company’s creditors or (iii) any other liquidation, dissolution or winding up of the Company (excluding a Liquidity Event), whether voluntary or involuntary. At termination, Investor shall have the right to receive, at its option (i) an amount equal to the Purchase Amount or (ii) a number of shares of a class of Capital Stock of the Company which is pari passu with the Series A Preferred Stock, equal to the Purchase Amount divided by the greater of (i) the original issue price of the Company’s Series A-4 Preferred Stock or (ii) a ten percent (10%) discount to the then-current fair market value of the Company’s Series A-4 Preferred Stock at the time of such conversion, and (B) the rights and obligations of the parties set forth in this SAFE shall continue in effect until the Investor receives the amounts or the shares it is entitled to receive pursuant to clause (A) hereof.